Summary of Significant Accounting Policies (Details) - Schedule of property and equipment are stated at cost less accumulated depreciation and depreciated	12 Months Ended
Jun. 30, 2021
Motor vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Leasehold improvement [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	Shorter of useful life or lease term
Minimum [Member] | Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years